Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	TrimTabs ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001604813
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2020
Prospectus Date	rr_ProspectusDate	Nov. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED MAY 29, 2020
TO THE PROSPECTUS DATED NOVEMBER 29, 2019
OF
TRIMTABS ALL CAP INTERNATIONAL FREE-CASH-FLOW ETF (TTAI)
TRIMTABS ALL CAP U.S. FREE-CASH-FLOW ETF (TTAC)
(each a series of TrimTabs ETF Trust)

The following replaces the information appearing under the heading “Decile Rankings of Index Stocks” on page 2 and page 9 of the prospectus in the section titled “Principal Investment Strategies”:

Supplement Closing [Text Block]	ck0001604813_SupplementClosingTextBlock	Please keep this supplement with your prospectus for future reference.
TrimTabs All Cap International Free-Cash-Flow ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRIMTABS ALL CAP INTERNATIONAL FREE-CASH-FLOW ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Decile Rankings of Index Stocks.
The Adviser employs a quantamental process using proprietary quantitative models to generate decile rankings (i.e., top 10%, top 20%, top 30%, etc.) for stocks included in the Index, which is based on the following criteria:

(1) Strong Free Cash Flow: based on proprietary measures of Free Cash Flow profitability and growth (Free Cash Flow (FCF) represents the cash that a company is able to generate after accounting for capital expenditures);

(2) High-Quality Balance Sheet: based on proprietary measures of quality, leverage and underlying trends;

(3) Actual Share Reduction: based on the relative decrease and trend in their outstanding shares over different periods in real-time.

The top decile of stocks ranked represent the companies with (1) the strongest proprietary Free Cash Flow rankings, (2) strongest proprietary balance sheet rankings, and (3) the largest share reduction rankings, respectively, based on the Adviser’s sequential layering process.

TrimTabs All Cap International Free-Cash-Flow ETF | TrimTabs All Cap International Free-Cash-Flow ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TTAI
TrimTabs All Cap U.S. Free-Cash-Flow ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TRIMTABS ALL CAP U.S. FREE-CASH-FLOW ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Decile Rankings of Index Stocks.
The Adviser employs a quantamental process using proprietary quantitative models to generate decile rankings (i.e., top 10%, top 20%, top 30%, etc.) for stocks included in the Index, which is based on the following criteria:

(1) Strong Free Cash Flow: based on proprietary measures of Free Cash Flow profitability and growth (Free Cash Flow (FCF) represents the cash that a company is able to generate after accounting for capital expenditures);

(2) High-Quality Balance Sheet: based on proprietary measures of quality, leverage and underlying trends;

(3) Actual Share Reduction: based on the relative decrease and trend in their outstanding shares over different periods in real-time.

The top decile of stocks ranked represent the companies with (1) the strongest proprietary Free Cash Flow rankings, (2) strongest proprietary balance sheet rankings, and (3) the largest share reduction rankings, respectively, based on the Adviser’s sequential layering process.

TrimTabs All Cap U.S. Free-Cash-Flow ETF | TrimTabs All Cap U.S. Free-Cash-Flow ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TTAC